Subsequent Events [Text Block]	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes
Subsequent Events
         NOTE 7– SUBSEQUENT EVENTS
In accordance with ASC 855 Company management reviewed all material events through the date of this report and determined that there are no material subsequent events to report.

NOTE 7 - SUBSEQUENT EVENTS

In accordance with ASC 855 Company management reviewed all material events through the date of this report.

In March 2014, the Company completed private placement transaction with certain investors that resulted in $1,037,500 in net proceeds to the Company.  Pursuant to the terms of the transaction, the Company sold 4,640,000 Units, each consisting of one share of our common stock and 0.75 warrants to purchase one share of our common stock at $0.25 per share exercisable for a period of five years.  Each Unit was priced at $0.25 per Unit.  The Company issued a total of 4,640,000 shares and 3,480,000 five year warrants as a result of this transaction.   The Company paid $110,000 and issued 1,000,000 shares of our common stock, valued at $250,000 to Chardan Capital Markets, LLC as commissions for their services in connection with this transaction.

On March 14, 2014, our Board of Directors approved an offer to convert $1,165,000 of accrued liabilities to 4,660,000 Units at $0.25 per Unit.  Each Unit consists of one share of our common stock and 0.75 warrants to purchase one share of our common stock at $0.25 per share exercisable for a period of five years from the date of the grant.  Included in this amount of accrued liabilities is $960,000 in deferred executive compensation due to executives and directors of the company.

On March 21, 2014, our Board of Directors approved an offer to convert $80,410 of accounts payable to 321,628 shares of our common stock at $0.25 per share.

On March 21, 2014, our Board of Directors ratified the issuance of 1,553,000 shares of our common stock to our consultants and advisors for services rendered.  The shares were valued at $0.25 per share, or $388,266. for the purposes of this transaction